Series B Debentures, Net of Current Maturities (Details Textual) - Series B Debentures [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Series B Debentures, Net of Current Maturities (Textual)
Interest rate percentage	3.37%
Debt discount and issuance costs	$ 956
Maturity date	Jan. 01, 2026
Interest expense, debt		$ 782	$ 2,862
Amortization of debt issuance costs		$ 52	$ 194
Debt instrument, covenant description	In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders' equity (excluding minority interest)- above $120 million - as of December 31, 2018, total shareholders' equity was $202 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company's Series B Debentures) below 65% - as of December 31, 2018 the ratio of net financial indebtedness to net capitalization was 6.97%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of December 31, 2018, the Target ratio of net financial indebtedness to EBITDA was 0.35. As of December 31, 2018, Sapiens is in compliance with all of its financial covenants.
Debt instrument, payment terms	Linked to US dollars, payable in eight equal annual payments of $9,898, on January 1 of each of the years 2019 through 2026.
Principal amount	$ 79,200
NIS [Member]
Series B Debentures, Net of Current Maturities (Textual)
Principal amount	$ 280,000